Debt (Details) - Schedule of Bridge Notes - Bridge Loans [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Bridge Notes [Line Items]
Bridge notes beginning balance	$ 3,899,156	$ 3,899,156	$ 1,031,917
Issued for cash			2,600,000
Amortization of original issue discount	116,656	116,656	386,245
Warrant discount			(429,284)
Amortization of warrant discount	125,975	125,975	303,309
Debt issuance costs			(164,000)
Amortization of debt issuance costs	62,758	62,758	170,969
Extinguishment of bridge notes in exchange for Series A preferred stock upon IPO on August 31, 2023		(4,204,545)
Bridge notes ending balance	$ 4,204,545		$ 3,899,156